LEASES - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Year Ending December 31,
2021	$ 19,741	$ 22,053
2022	35,430	18,620
2023	29,719	14,409
2024	18,294	7,041
2025	13,813	5,056
Thereafter	51,223	35,197
Total lease payments	168,220	102,376
Less: Imputed interest	(45,594)	(30,160)
Total lease obligations	$ 122,626	$ 72,216